Organization and Description of Business (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 05, 2020	Jan. 07, 2020	Dec. 12, 2019	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss				$ 289,907	$ 563,489	$ 628,778	$ 2,026,245	$ 5,561,705	$ 7,723,257
Operating cash outflow						230,104	$ 690,415	1,391,779	1,580,247
Accumulated deficit				$ 50,620,293		$ 50,620,293		$ 49,991,515	$ 44,429,810
Formal Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration amount		$ 2,500,000
Nova Living (M) SDN. BHD [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses gross			$ 1.00
Nova HK [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses gross	$ 1,290